Document and Entity Information	12 Months Ended
Jun. 30, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Atlassian Corp Plc
Entity Central Index Key	0001650372
Entity Filer Category	Large Accelerated Filer
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2019
Document Type	20-F
Document Fiscal Period	FY
Document Period End Date	Jun. 30, 2019
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Amendment Flag	false
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (shares)	118,184,933
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (shares)	124,722,559